Derivative Instruments and Hedging Activities - Summary of Fair Values of Derivative Instruments Recorded in Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Total derivatives	$ 18.4	$ 24.6	$ (6.2)
Derivatives Designated as Hedging Instruments [Member] | Interest Rate Caps [Member] | Other Assets [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	0.2	2.7	6.1
Not Designated as Hedging Instrument [Member] | Fuel Commodity Derivatives [Member] | Other Current Liabilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities	15.7	20.6	0.0
Not Designated as Hedging Instrument [Member] | Fuel Commodity Derivatives [Member] | Other Long Term Liabilities [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities	$ 2.9	$ 6.7	$ 0.0